Annual Total Returns	Dec. 31, 2022
Calvert VP SRI Balanced Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert VP SRI Balanced Portfolio | Class I
Bar Chart Table:
2013	18.06%
2014	9.46%
2015	(1.90%)
2016	7.42%
2017	12.16%
2018	(2.67%)
2019	24.40%
2020	15.26%
2021	15.12%
2022	(15.41%)
Calvert VP SRI Mid Cap Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert VP SRI Mid Cap Portfolio | Calvert VP SRI Mid Cap Portfolio
Bar Chart Table:
2013	29.90%
2014	8.09%
2015	(3.28%)
2016	7.24%
2017	11.65%
2018	(4.43%)
2019	31.36%
2020	12.24%
2021	15.03%
2022	(19.49%)